INCOME TAXES AND TAX RELATED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of components of provision for income taxes
The provision for income taxes consists of the following:

	Year Ended December 31,
	2014	2013	2012
Current
Federal income tax expense (benefit)	$7,558	$1,185	$(223)
Foreign income tax expense (benefit)	12,258	8,875	9,550
State and local income tax expense (benefit)	5,175	1,310	639
	24,991	11,370	9,966
Deferred
Federal income tax expense (benefit)	(1,051)	47,953	27,559
Foreign income tax expense (benefit)	1,115	65	1,718
State and local income tax expense (benefit)	(18,108)	6,413	165
	(18,044)	54,431	29,442
Total expense (benefit)	$6,947	$65,801	$39,408

Schedule of federal taxable income for historical periods, estimated for the current period as well as the average ordinary income needed over the approximate period of the deductibility in order to fully realize deferred tax asset
The following table sets forth Fortress’s federal taxable income for historical periods before deductions relating to the establishment of the deferred tax assets, other than deferred tax assets arising from equity-based compensation, as well as the average ordinary income needed over the approximate period of the deductibility (approximately 15 years from the date of establishment, based on the amortization period of the tax basis intangible assets recorded) in order to fully realize the portion of the deferred tax asset that would be realized in connection with future ordinary income (in millions):

2010	$77.6
2011	53.5
2012	80.9
2013	90.7
2014: Estimated	127.4
2015 - 2022: Average Required	$91.7

Schedule of tax effects of temporary differences that have resulted in deferred income tax assets and liabilities
The tax effects of temporary differences have resulted in deferred income tax assets and liabilities as follows:

	December 31,
	2014	2013

Pre-IPO equity transaction - tax basis adjustment
Tax basis goodwill and other intangible assets	$235,372	$239,910
Other assets	19,161	19,341
Principals’ (and a former senior employee’s) exchanges - tax basis adjustment
Tax basis goodwill and other intangible assets	76,390	31,788
Other assets	2,417	1,558
Public offering basis difference	(922)	15,725
Compensation and benefits	11,017	8,557
Options in affiliates	3,558	6,975
Partnership basis differences (A)	77,158	70,581
Other	15,008	26,592
Gross deferred tax assets	439,159	421,027
Less:
Valuation allowance	(13,072)	(49,805)
Deferred tax liabilities (B)	(8,464)	(16,696)
Deferred tax assets, net	$417,623	$354,526

(A)	Difference in book and tax basis from underlying partnership investments.

(B)
The deferred tax liabilities primarily relate to timing differences in the recognition of income from compensatory options received from certain permanent capital vehicles (Note 4). Deferred tax assets are shown net of deferred tax liabilities since they are both primarily of similar tax character and tax jurisdiction.

Summary of the change in the deferred tax asset valuation allowance
The following table summarizes the change in the deferred tax asset valuation allowance:

Valuation Allowance at December 31, 2012	$83,025
Due to FIG Corp. ownership change	1,461
Net decreases (A)	(34,681)
Valuation Allowance at December 31, 2013	$49,805
Due to FIG Corp. ownership change	(2,575)
Net decreases (A)	(34,158)
Valuation Allowance at December 31, 2014	$13,072

(A)
Primarily related to the write-off of certain fully reserved deferred tax assets associated with funds in the process of liquidation, and by the change in the portion of the deferred tax asset that would be realized in connection with future capital gains.

Schedule of reconciliation of the U.S. federal statutory income tax expense rate to effective income tax expense rate
A reconciliation of the U.S. federal statutory income tax expense rate to Fortress’s effective income tax expense rate is as follows:

	Year Ended December 31,
	2014	2013	2012
Statutory U.S. federal income tax rate	35.00%	35.00%	35.00%
(Income) loss passed through to stockholders	(17.95)%	(13.30)%	(25.66)%
State and local income taxes	6.08%	4.33%	3.52%
Change in tax rate on certain deferred tax benefits (A)	(16.08)%	(0.60)%	(2.06)%
Tax receivable agreement liability adjustment (B)	10.74%	1.16%	2.64%
Foreign taxes	6.54%	1.55%	7.03%
Deferred tax asset write-off (C)	14.00%	8.41%	24.29%
Valuation allowance (D)	(31.65)%	(11.95)%	(9.02)%
Other	(0.24)%	0.11%	(2.26)%
Effective income tax rate (E)	6.44%	24.71%	33.48%

(A)	Primarily related to enacted legislative changes to New York State corporate taxation, which increased the value of certain future tax benefits.

(B)	Relates to the tax receivable agreement discussed below, which is not tax deductible and represents a significant permanent tax/GAAP difference.

(C)
In 2014, write-off of deferred tax assets relating to public offering basis difference, fully offset by a reversal of the related valuation allowance. For the years 2013 and 2012, write-off of deferred tax assets relating to the tax shortfall created by the vesting of RSUs and RPUs.

(D)
Primarily attributable to the reduction of the valuation allowance related to certain deferred tax assets associated with funds in the process of liquidation and by the change to the portion of the valuation allowance related to the deferred tax asset that is expected to be realized in connection with future capital gains.

(E)
The Effective income tax rate is computed by dividing Income tax benefit (expense) for the period by the sum of (i) Income (Loss) Before Income Taxes less (ii) Principals' and Others' Interests in Income (Loss) of Consolidated Subsidiaries for the period.